Share capital and reserves - Stock options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares
Share capital and reserves
Annualized volatility	100.00%		100.00%		100.00%
Share price | $ / shares		$ 3.82		$ 2.9		$ 15.5
Risk-free interest rate	3.47%		3.25%		2.81%
Expected life	5 years		5 years		5 years
Share-based payments | $	$ 122,527		$ 120,984		$ 487,940